Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Significant Accounting Policies

2 Summary of Significant Accounting Policies

2.1	BASIS OF AND CHANGES IN ACCOUNTING STANDARDS

2.1.1	BASIS OF APPLICATION

These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (IFRS IC). We have applied all standards and interpretations that were in force as of December 31, 2018 and adopted by the European Union (EU). As of December 31, 2018, there were no standards or interpretations that affected our consolidated financial statements for the years ended December 31, 2018 and 2017 that were in effect but not yet endorsed into European law. As a result, our consolidated financial statements comply with both the IFRSs published by the International Accounting Standards Board (IASB) and those adopted by the EU. These consolidated financial statements also take into account the supplementary provisions under commercial law, which must be applied in accordance with Section 315e (1) of the German Commercial Code (Handelsgesetzbuch – HGB).

These consolidated financial statements as of December 31, 2018 and 2017 and for each of the years in the three years period ended December 31, 2018, comprise MorphoSys AG and its subsidiaries (collectively referred to as the “MorphoSys Group” or the “Group”).

In preparing the consolidated financial statements in accordance with IFRS, the Management Board is required to make certain estimates and assumptions, which have an effect on the amounts recognized in the consolidated financial statements and the accompanying Notes. The actual results may differ from these estimates. The estimates and the underlying assumptions are subject to continuous review. Any changes in estimates are recognized in the period in which the changes are made and in all relevant future periods.

The annual financial statements of the foreign Group companies are prepared in their respective functional currencies and converted into the euro prior to their consolidation. The consolidated financial statements were prepared in euros.

The financial statements are prepared on the basis of historical cost, with the exception of derivative financial instruments and financial assets at fair value, which are recognized at their respective fair value. All figures in this report have been rounded to the nearest euro, thousand euros or million euros.

The line item “cost of sales” in profit or loss was first introduced in the third quarter of 2018 and includes the expenses related to the provision of services for the transfer of projects to customers. The rationale for introducing this item is the generally increasing significance of this item in the course of the Group’s planned business development. In 2017 and 2016, there were no material comparable transactions to be reported under this item.

Since January 1, 2018, the Group has reported the line item “selling expenses” separately under “operating expenses” in profit or loss. The reason for introducing this new line item and the concomitant changes to the presentation of existing items is the increasing importance of marketing expenses in connection with the preparations planned for the commercialization of MOR208. To ensure comparability of the information, the previous year’s figures have been adjusted accordingly. The disclosure of selling expenses resulted in a change in the recording of research and development and general and administrative expenses in 2017, which reduced these items in 2017 by € 3.5 million and € 1.3 million and in 2016 by € 1.7 million and € 0.7 million, respectively. The corresponding amounts are now reported in “selling expenses”.

Unless stated otherwise, the accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

2.1.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting principles applied generally correspond to the policies used in the prior year.

NEW AND REVISED STANDARDS AND INTERPRETATIONS APPLIED FOR THE FIRST TIME IN THE FINANCIAL YEAR

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Impact on MorphoSys
IFRS 9	Financial Instruments	01/01/2018	yes	yes
IFRS 15 and IFRS 15 (A)	Revenue from Contracts with Customers	01/01/2018	yes	yes
IFRS 2 (A)	Classification and Measurement of Share-based Payment Transactions	01/01/2018	yes	yes
IFRS 4 (A)	Applying IFRS 9 ‘Financial Instruments’ with IFRS 4 ‘Insurance Contracts’	01/01/2018	yes	none
IFRS 15 (C)	Revenue from Contracts with Customers	01/01/2018	yes	yes
IAS 40 (A)	Transfers of Investment Property	01/01/2018	yes	none
IFRIC 22	Foreign Currency Transactions and Advance Consideration	01/01/2018	yes	none

	Annual Improvements to IFRS Standards 2014 – 2016 Cycle	01/01/2018	yes	none

(A)	Amendments
(C)	Clarifications

The impact of the amendments to IFRS 2 on the consolidated financial statements is deemed not to be material.

IFRS 9 – FINANCIAL INSTRUMENTS

As of January 1, 2018, the Group has been applying the new standard for financial instruments, IFRS 9. In this context, the exception granted by IFRS 9 Section 7.2.15 is applied for the transitional provisions for classification and measurement according to which the adjustment of prior year figures is not required. Financial instruments were accounted for in accordance with IAS 39 in fiscal years 2017 and 2016. The Group applied the provisions of IAS 39 on the classification, recognition, measurement and derecognition of financial instruments.

As of January 1, 2018, financial instruments, namely money market funds, previously reported in accordance with IAS 39 until December 31, 2017, in the balance sheet item “available-for-sale financial assets” are now classified as “financial assets at fair value, with changes recognized in profit or loss” in accordance with IFRS 9. These items do not meet the IFRS 9 criteria for classification at amortized cost, because their cash flows do not represent solely payments of principal and interest.

Financial instruments, namely term deposits with fixed and variable interest rates as well as corporate bonds, previously classified in accordance with IAS 39 as “financial assets classified as loans and receivables” until December 31, 2017, are now presented in the balance sheet item “other financial assets at amortized cost” in accordance with IFRS 9. At the date of initial application the Group’s business model is to hold these financial instruments for collection of contractual cash flows, and the cash flows represent solely payments of principal and interest on the principal amount.

in 000’ €	Available-for-sale Financial Assets	Financial Assets at Fair Value through Profit or Loss	Financial Assets classified as Loans and Receivables	Other Financial Assets at Amortized Cost
Balance as of December 31, 2017	86,538	0	149,059	0
Reclassifications of “Available-for-sale Financial Assets” to “Financial Assets at Fair Value through Profit or Loss”	(86,538)	86,538	0	0
Reclassifications of “Financial Assets classified as Loans and Receivables” to “Other Financial Assets at Amortized Cost”	0	0	(149,059)	149,059
Impairment	0	0	0	(136)
Balance as of January 1, 2018	0	86,538	0	148,923

As of January 1, 2018, there was no difference between the previous carrying amounts of financial instruments in accordance with IAS 39 and the carrying amounts in accordance with IFRS 9. As a result, no change in value has been recognized in accumulated deficit as of January 1, 2018. For financial instruments classified as “at amortized cost”, impairment losses for the expected twelve-month loss were recognized in accumulated deficit as of January 1, 2018. For financial instruments previously classified as “available-for-sale financial assets”, all unrealized gains and losses recognized in the revaluation reserve as of December 31, 2017 were reclassified to accumulated deficit as of January 1, 2018, as these financial instruments are now classified as “financial assets at fair value, with changes recognized in profit or loss”. No reclassification adjustment was required to be made to other financial assets at amortized cost under IFRS 9 compared to the application of IAS 39.

in 000’ €	Revaluation Reserve	Accumulated Deficit
Balance as of December 31, 2017	(105)	0
Reclassifications of “Available-for-sale Financial Assets” to “Financial Assets at Fair Value through Profit or Loss”	105	(105)
Balance as of January 1, 2018	0	(105)

The group recognized impairments on financial instruments in accordance with the incurred loss model of IAS 39 until December 31, 2017, by recognizing an allowance once objective evidence of impairment occurred. On January 1, 2018, an expected twelve-month loss for financial instruments, namely for the cash and cash equivalents as well as the term deposits, amounting to € 0.1 million, was recognized as strictly required by IFRS 9. All of these debt investments at amortized cost are considered to have a low credit risk, and the risk provision recognized was therefore limited to twelve-month expected losses. For accounts receivable, the simplified impairment model was applied, which requires expected lifetime losses to be recognized. This resulted in a risk provision of € 0.1 million as of January 1, 2018.

	Impairment IAS 39	General Impairment Model			Simplified Impairment Model		Accumulated Deficit
in 000’ €		Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of December 31, 2017	0	0	0	0	0	0	0
Other Financial Assets at Amortized Cost	0	(136)	0	0	0	0	(136)
Accounts Receivable	0	0	0	0	(112)	0	(112)
Balance as of January 1, 2018	0	(136)	0	0	(112)	0	(248)

MorphoSys did not apply hedge accounting under IAS 39 as of December 31, 2017, nor during the year 2018, therefore the first time application of IFRS 9 has no impact on the accounting of hedging relationships.

IFRS 15 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Since January 1, 2018, the Group has been applying IFRS 15, the new accounting standard governing revenue recognition, using the modified retrospective method. Using this method requires that the cumulative effects of the first adoption of IFRS 15 to be recognized in accumulated deficit as of January 1, 2018 without an adjustment of previous periods. Hence, deferred revenue and accumulated deficit each decreased by € 1.1 million. This effect resulted from license payments which, under IFRS 15, are to be realized at a specific point in time rather than over a period of time, as was the case under IAS 18.

in 000’ €	Current Portion of Contract Liability (2017: Current Portion of Deferred Revenue)	Contract Liability, Net of Current Portion (2017: Deferred Revenue, Net of Current Portion)	Accumulated Deficit
Balance as of December 31, 2017	1,389	306	0
Application of IFRS 15	(1,041)	(94)	1,135
Balance as of January 1, 2018	348	212	1,135

Had revenues in the 2018 financial year continued to be recognized in accordance with IAS 18, revenues would have been € 1.1 million higher. This reflects the aforementioned effect as of January 1, 2018, which would have been fully realized as revenue until December 31, 2018, without the application of the new IFRS 15 standard. For the revenue realized under IFRS 15 in the 2018 financial year, the accounting under IAS 18 would have resulted in revenue recognition in the same amount and at the same point in time.

Accounting principles for accounts receivable assets are presented in Items 2.4.2, 2.5.1 and 2.8.2 of these Notes.

As of January 1, 2018, contract liabilities as defined by IFRS 15 rather than deferred revenue were recorded in the consolidated balance sheet. The accounting policies that apply to contract liabilities are presented in Items 2.9.3 and 2.9.4 of the Notes.

NEW AND REVISED STANDARDS AND INTERPRETATIONS THAT WERE NOT YET MANDATORY

The following new and revised standards and interpretations that were not yet mandatory for the financial year or were not yet adopted by the European Union were not applied. Standards with the remark “yes” are likely to have an impact on the consolidated financial statements, and their impact is currently being assessed by the Group. Only those standards having a material impact are described in more detail. The impact on the consolidated financial statements of the amendments to IAS 1 and IAS 8 is not expected to be material and therefore these are not explained separately. Standards with the remark “none” are unlikely to have a material impact on the consolidated financial statements.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Business Combinations	01/01/2020	no	none
IFRS 16	Leases	01/01/2019	yes	yes
IFRS 17	Insurance Contracts	01/01/2021	no	none
IFRS 9 (A)	Prepayment Features with Negative Compensation	01/01/2019	yes	none
IAS 1 und IAS 8 (A)	Definition of Material	01/01/2020	no	yes
IAS 19 (A)	Plan Amendment, Curtailment or Settlement	01/01/2019	no	none
IAS 28 (A)	Long-term Interests in Associates and Joint Ventures	01/01/2019	yes	none
IFRIC 23	Uncertainty over Income Tax Treatments	01/01/2019	yes	none
	Amendments to References to the Conceptual Framework in IFRS Standards	01/01/2020	no	none
	Annual Improvements to IFRS Standards 2015 – 2017 Cycle	01/01/2019	no	none

(A)	Amendments

IFRS 16 – LEASES

As of January 1, 2019, the new IFRS 16 standard for leases, replaces the previous IAS 17 standard for leases, including the related interpretations (IFRIC 4, SIC-15, SIC-27). Currently, all leases are accounted for as operating leases in accordance with IAS 17.

The Group reviewed IFRS 16 for its potential impact on existing lease contracts and will apply the standard for the first time as of the date of its mandatory adoption on January 1, 2019, using the modified retrospective method. The Group will not retroactively adjust comparative amounts for the year prior to first-time adoption and will recognize right-of-use assets in the amount of the lease liabilities in accordance with IFRS 9.C8 (b)(ii) on January 1, 2019. The analysis of the first-time application of IFRS 16 showed that IFRS 16 will have a material impact on components of the consolidated financial statements and the presentation of net assets, financial position and results of operations.

For lessees, IFRS 16 introduces a uniform approach to the accounting treatment of leases, whereby assets for the right of use and liabilities for the payment obligations must be recognized in the balance sheet for all leases. The right of use is initially measured at the present value of the future lease payments plus the initial direct costs and subsequently amortized over the term of the lease. The lease liability is the present value of the lease payments that are paid during the term of the lease. For subsequent measurement, the carrying amount of the lease liabilities is compounded with the interest rate or the incremental borrowing rate underlying the lease and reduced by lease payments made. For low value lease assets or short-term leases (less than twelve months), the simplified method is applied. Under this method, the lease payments are recognized as expenses over the term of the lease.

The analysis of the first-time application of IFRS 16 has shown that, as of January 1, 2019, the conversion is expected to result in the recognition of rights of us right-of-use assets and lease liabilities of around € 40.6 million in the balance sheet. In addition, current prepaid expenses of € 0.3 million resulting from rent paid in advance and non-current prepaid expenses of € 2.1 million are reclassified to the capitalized right-of-use asset as of January 1, 2019. Furthermore, as of January 1, 2019, current other liabilities of € 0.1 million and non-current other liabilities of € 0.7 million resulting from deferred rent-free periods are offset against the right-of-use asset. The resulting expansion in total liabilities is expected to decrease the equity ratio. The first-time adoption of IFRS 16 is not expected to have an impact on equity as of January 1, 2019.

The lease expenses currently recognized in the statement of income will be replaced by depreciation on assets and interest expenses from the compounding of lease liabilities. This means that the related costs will be presented in different line items in the statement of income and may differ in their total amount compared to the application of IAS 17. The first-time application of IFRS 16 is not expected to have a material impact on Group EBIT.

Payments for the repayment of lease liabilities and payments relating to the interest portion of the lease liability will be allocated to cash flow from financing activities.

2.2	CONSOLIDATION PRINCIPLES

Intercompany balances and transactions and any unrealized gains arising from intercompany transactions are eliminated when preparing consolidated financial statements pursuant to IFRS 10.B86. Unrealized losses are eliminated in the same manner as unrealized gains. Accounting policies have been applied consistently for all subsidiaries.

For all contracts and business transactions between Group entities, the arm’s length principle was applied.

2.2.1	CONSOLIDATED COMPANIES AND SCOPE OF CONSOLIDATION

MorphoSys AG, as the ultimate parent company, is located in Planegg, near Munich. MorphoSys AG has two wholly owned subsidiaries (collectively referred to as the “MorphoSys Group” or the “Group”): MorphoSys US Inc. (Princeton, New Jersey) and Lanthio Pharma B.V. (Groningen, The Netherlands). Additionally, MorphoSys AG’s investment in Lanthio Pharma B.V. indirectly gives it 100% ownership in LanthioPep B.V. (Groningen, The Netherlands).

On July 2, 2018, MorphoSys AG established the wholly owned subsidiary, MorphoSys US Inc., under Section 102 of the General Corporation Law of the State of Delaware. Since its foundation, the company has been fully included in the MorphoSys AG scope of consolidation.

Upon entry into the commercial register on June 28, 2018, and based on the merger agreement dated May 17, 2018, Sloning BioTechnology GmbH, as the transferring legal entity, was merged into MorphoSys AG, as the acquiring legal entity, with retroactive effect from January 1, 2018.

The consolidated financial statements for the year ended December 31, 2018, were prepared and approved by the Management Board in its meeting on March 13, 2019, by means of a resolution. The Management Board members are Dr. Simon Moroney (Chief Executive Officer), Jens Holstein (Chief Financial Officer), Dr. Markus Enzelberger (Chief Scientific Officer) and Dr. Malte Peters (Chief Development Officer).

On March 13, 2019, the Management Board authorized the consolidated financial statements for issue and passed it through to the Supervisory Board for review and authorization.

2.2.2	CONSOLIDATION METHODS

The following Group subsidiaries are included in the scope of consolidation as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
Lanthio Pharma B.V.	May 2015	05/07/2015
LanthioPep B.V.	May 2015	05/07/2015
MorphoSys US Inc.	July 2018	07/02/2018

These subsidiaries are fully consolidated because they are either directly or indirectly wholly owned. MorphoSys controls these subsidiaries because it possesses full power over the investees. Additionally, MorphoSys is subject to risk exposure and has rights to variable returns from its involvement with the investees. MorphoSys also has unlimited capacity to exert power over the investees to influence their returns.

The Group does not have any entities consolidated as joint ventures using the equity method as defined by IFRS 11 “Joint Arrangements”, nor does it exercise a controlling influence as defined by IAS 28 “Investments in Associates and Joint Ventures”.

Assets and liabilities of fully consolidated domestic and international entities are recognized using Group-wide uniform accounting and valuation methods. The consolidation methods applied have not changed from the previous year.

Receivables, liabilities, expenses and income among consolidated entities are eliminated in the consolidated financial statements.

2.2.3	BASIS OF FOREIGN CURRENCY TRANSLATION

IAS 21 “The Effects of Changes in Foreign Exchange Rates” governs the accounting for transactions and balances denominated in foreign currencies. Transactions denominated in foreign currencies are translated at the exchange rates prevailing on the date of the transaction. Any resulting translation differences are recognized in profit or loss. On the reporting date, assets and liabilities are translated at the closing rate for the financial year. Any foreign exchange rate differences derived from these translations are recognized in profit or loss. Any other foreign exchange rate differences at the group level are recognized in the “Other Comprehensive Income Reserve” (stockholders’ equity).

2.3	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

2.3.1	CREDIT RISK AND LIQUIDITY RISK

Financial instruments in which the Group may have a concentration of credit and liquidity risk are mainly cash and cash equivalents, financial assets at fair value, with changes recognized in profit or loss, other financial assets at amortized cost, derivative financial instruments and receivables. The Group’s cash and cash equivalents are mainly denominated in euros. Financial assets at fair value, with changes recognized in profit or loss and other financial assets at amortized cost are high-quality assets. Cash, cash equivalents, financial assets at fair value, with changes recognized in profit or loss and other financial assets at amortized cost are generally held at numerous reputable financial institutions. With respect to its investments, the Group continuously monitors the financial institutions that are its counterparties to the financial instruments, as well as their creditworthiness, and does not anticipate any risk of non-performance.

The changes in impairment losses for credit risks required to be recognized under IFRS 9 on the financial year’s profit or loss in the line item “impairment losses on financial assets” (see Item 2.4 of the Notes) were as follows. Negative values represent additions and positive values represent reversals of this risk provision. No utilization of impairments was recognized in 2018. The increase of this risk provision resulted from a higher volume of financial assets at amortized cost due to the cash raised in connection with the IPO on the Nasdaq and higher premiums on counterparties’ credit default swaps compared with January 1, 2018.

	General Impairment Model			Simplified Impairment Model		Total
in 000’ €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2018	(136)	0	0	(112)	0	(248)
Unused Amounts Reversed	0	0	0	112	0	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(570)	(465)	0	(90)	0	(1,125)
Change between Impairment Stages	41	(41)	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2018	(665)	(506)	0	(90)	0	(1,261)

The Group recognizes impairment losses for credit risks on financial assets as of December 31, 2018 as follows.

Balance Sheet Item	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	43,165	(16)	43,149	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	275,805	(649)	275,156	0.2%
	medium	Lifetime Expected Credit Losses	93,102	(506)	92,596	0.5%
Accounts Receivable	low	Lifetime Expected Credit Losses	17,823	(90)	17,733	0.5%

The Group is also exposed to credit risk from debt instruments that are measured at fair value in profit or loss. As of December 31, 2018, the maximum credit risk corresponded to the carrying amounts of these investments amounting to € 44.6 million.

One of the Group’s policies requires that all customers who wish to transact business on credit undergo a credit assessment based on external ratings. Nevertheless, the Group’s revenue and accounts receivable are still subject to credit risk from customer concentration. The Group’s most significant single customer accounted for € 5.9 million of accounts receivables as of December 31, 2018 (December 31, 2017: € 5.1 million) or 33% of the Group’s total accounts receivable at the end of 2018. The Group’s top three single customers accounted for of 65%, 25% and 5% of the total revenue in 2018. On December 31, 2017, one customer had accounted for 45% of the Group’s accounts receivable, and the top three customers had individually accounted for 55%, 25% and 10% of the Group’s revenue in 2017. In 2016, the top three customers had individually accounted for 85%, 5% and 5% of the Group’s revenue. The carrying amounts of financial assets represented the maximum credit risk.

The table below shows accounts receivables by region as of the reporting date.

in €	12/31/2018	12/31/2017
Europe and Asia	13,176,523	8,838,884
USA and Canada	4,646,410	2,395,424
Other	0	0
Impairment	(90,000)	0

Total	17,732,933	11,234,308

The following table shows the aging of accounts receivable as of the reporting date. The loss rate for accounts receivable is valued at 0.5% as of December 31, 2018.

	12/31/2018	12/31/2018	12/31/2018	12/31/2018
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	17,822,933	0	0	17,822,933
Impairment	(90,000)	0	0	(90,000)
Accounts Receivable, Net of Allowance for Impairment	17,732,933	0	0	17,732,933

	12/31/2017	12/31/2017	12/31/2017	12/31/2017
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	11,234,308	0	0	11,234,308
Write-off	0	0	0	0
Accounts Receivable, Net of Allowance for Impairment	11,234,308	0	0	11,234,308

On December 31, 2018 and December 31, 2017, the Group’s exposure to credit risk from derivative financial instruments was assessed as low. The maximum credit risk (is equal to carrying amount) for rent deposits on the reporting date amounted to € 0.7 million (December 31, 2017: € 1.1 million).

The following table shows the maturities of accounts payable as of the reporting date.

	12/31/2018	12/31/2018	12/31/2018
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	7,215,127	0	7,215,127
Convertible Bonds due to Related Parties	71,517	0	71,517

	12/31/2017	12/31/2017	12/31/2017
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	4,621,918	0	4,621,918
Convertible Bonds due to Related Parties	87,785	0	87,785

Financial assets and financial liabilities were not netted as of December 31, 2018. There is no current legal right to offset amounts recognized against each other, to settle on a net basis or to settle an associated liability simultaneously with the realisation of an asset. There were no financial instruments pledged as collateral as of December 31, 2018. Under existing framework netting agreements, there was no netting potential as of December 31, 2018.

2.3.2	MARKET RISK

Market risk represents the risk that changes in market prices, such as foreign exchange rates, interest rates or equity prices, will affect the Group’s results of operations or the value of the financial instruments held. The Group is exposed to both currency and interest rate risks.

CURRENCY RISK

The consolidated financial statements are prepared in euros. Whereas MorphoSys’s expenses are predominantly incurred in euros, a portion of the revenue is dependent on the prevailing exchange rate of the US dollar. Throughout the year, the Group monitors the need to hedge foreign exchange rates to minimize currency risk and addresses this risk by using derivative financial instruments.

Under the Group’s hedging policy, highly probable cash flows and definite foreign currency receivables collectible within a twelve-month period are tested to determine if they should be hedged. MorphoSys had begun using foreign currency options and forwards to hedge its foreign exchange risk against US dollar receivables in 2003. For derivatives with a positive fair value, unrealized gains are reported in other receivables and for derivatives with a negative fair value, unrealized losses are reported in other liabilities.

As of December 31, 2018, there were nine unsettled forward rate agreements with terms ranging from one month to nine months (December 31, 2017: twelve unsettled forward rate agreements; December 31, 2016: ten unsettled forward rate agreements). The unrealized gross gains from these agreements amounted to € 0.1 million as of December 31, 2018, and were reported in the finance result (December 31, 2017: € 0.3 million unrealized gross loss; December 31, 2016: less than € 0.1 million unrealized gross gain).

The table below shows the Group’s exposure to foreign currency risk based on the items’ carrying amounts.

as of December 31, 2018; in €	EUR	US$	Other	Impairment	Total
Cash and Cash Equivalents	38,732,565	6,743,271	0	(16,000)	45,459,836
Financial Assets at Fair Value through Profit or Loss	34,971,116	9,610,148	0	0	44,581,264
Other Financial Assets at Amortized Cost	365,823,783	0	0	(1,152,000)	364,671,783
Accounts Receivable	17,570,035	252,898	0	(90,000)	17,732,933
Restricted Cash (included in Other Current Assets)	772,425	12,901	0	(3,000)	782,326
Accounts Payable and Accruals	(43,638,268)	(1,122,347)	0	0	(44,760,615)

Total	414,231,656	15,496,871	0	(1,261,000)	428,467,527

as of December 31, 2017; in €	EUR	US$	Other	Impairment	Total
Cash and Cash Equivalents	74,289,250	2,299,879	0	0	76,589,129
Available-for-sale Financial Assets	86,538,195	0	0	0	86,538,195
Financial Assets classified as Loans and Receivables	149,059,254	0	0	0	149,059,254
Accounts Receivable	11,199,652	34,656	0	0	11,234,308
Restricted Cash (included in Other Current Assets)	1,132,782	0	0	0	1,132,782
Accounts Payable and Accruals	(44,655,328)	(156,390)	0	0	(44,811,718)
Gesamt	277,563,805	2,178,145	0	0	279,741,950

Various foreign exchange rates and their impact on assets and liabilities were simulated in an in-depth sensitivity analysis to determine the effects on profit or loss. A 10% increase in the euro versus the US dollar as of December 31, 2018, would have reduced the Group’s income by € 1.4 million. A 10% decline in the euro versus the US dollar would have increased the Group’s income by € 1.7 million.

A 10% increase in the euro versus the US dollar as of December 31, 2017, would have reduced the Group’s income by € 0.2 million. A 10% decline in the euro versus the US dollar would have increased the Group’s income by € 0.2 million.

A 10% increase in the euro versus the US dollar as of December 31, 2016, would have reduced the Group’s income by less than € 0.1million. A 10% decline in the euro versus the US dollar would have increased the Group’s income by less than € 0.1million.

INTEREST RATE RISK

The Group’s risk exposure to changes in interest rates mainly relates to fixed term deposits and corporate bonds. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these securities. The Group’s investment focus places the safety of an investment ahead of its return. Interest rate risks are limited because all securities can be liquidated within a maximum of two years and due tothe partially fixed interest commitment during the term.

Different interest rates and their effects on existing investments with variable interest rates were simulated in a detailed sensitivity analysis in order to determine the effects on profit or loss. An increase of the variable interest rate by 0.5 % would have increased the Group’s result by € 0.4 million as of December 31, 2018 (December 31, 2017: € 0.6 million; December 31, 2016: € 0.3 million). A decrease of the variable interest rate by 0.5 % would have reduced the Group’s result by € 0.1 million as of December 31, 2018 (December 31, 2017: € 0.4 million; December 31, 2016: € 0.5 million). Changes in the interest rate had no material impact on equity as of December 31, 2017 or December 31, 2016.

The Group is not subject to significant interest rate risks from the liabilities currently reported in the balance sheet.

2.3.3	FAIR VALUE HIERARCHY AND MEASUREMENT PROCEDURES

The IFRS 13 “Fair Value Measurement” guidelines must always be applied when measurement at fair value is required or permitted or disclosures regarding measurement at fair value are required based on another IAS/IFRS guideline. The fair value is the price that would be achieved for the sale of an asset in an arm’s length transaction between independent market participants or the price to be paid for the transfer of a liability (disposal or exit price). Accordingly, the fair value of a liability reflects the default risk (i.e., own credit risk). Measurement at fair value requires that the sale of the asset or the transfer of the liability takes place on the principal market or, if no such principal market is available, on the most advantageous market. The principal market is the market a company has access to that has the highest volume and level of activity.

Fair value is measured by using the same assumptions and taking into account the same characteristics of the asset or liability as would an independent market participant. Fair value is a market-based, not an entity-specific measurement. The fair value of non-financial assets is based on the best use of the asset by a market participant. For financial instruments, the use of bid prices for assets and ask prices for liabilities is permitted but not required if those prices best reflect the fair value in the respective circumstances. For simplification, mean rates are also permitted. Thus, IFRS 13 not only applies to financial assets, but all assets and liabilities.

MorphoSys applies the following hierarchy in determining and disclosing the fair value of financial instruments:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities to which the Company has access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for assets or liabilities, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3:	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The carrying amounts of financial assets and liabilities, such as other financial assets at amortized cost, as well as accounts receivable and accounts payable, approximate their fair value because of their short-term maturities.

HIERARCHY LEVEL 1

The fair value of financial instruments traded in active markets is based on the quoted market prices on the reporting date. A market is considered active if quoted prices are available from an exchange, dealer, broker, industry group, pricing service or regulatory body that is easily and regularly accessible and prices reflect current and regularly occurring market transactions at arm’s length conditions. For assets held by the Group, the appropriate quoted market price is the buyer’s bid price. These instruments fall under Hierarchy Level 1 (see Item 5.2 of the Notes).

HIERARCHY LEVEL 2 AND 3

The fair value of financial instruments not traded in active markets can be determined using valuation methods. In this case, fair value is estimated using the results of a valuation method that makes maximum use of market data and relies as little as possible on entity-specific inputs. If all significant inputs required for measuring fair value by using valuation methods are observable, the instrument is allocated to Hierarchy Level 2. If significant inputs are not based on observable market data, the instrument is allocated to Hierarchy Level 3.

Hierarchy Level 2 contains forward exchange contracts to hedge exchange rate fluctuations, term deposits and restricted cash. Future cash flows for these forward exchange contracts are determined based on forward exchange rate curves. The fair value of these instruments corresponds to their discounted cash flows. The fair value of the term deposits and restricted cash is determined by discounting the expected cash flows at market interest rates.

Financial assets belonging to Hierarchy Level 3 are shown in Item 5.7 of the Notes to the Consolidated Financial Statements. No financial liabilities were assigned to Hierarchy Level 3, and there were no Hierarchy Level 3 balance sheet items measured at fair value in 2017.

There were no transfers from one fair value hierarchy level to another in 2018 or 2017.

The table below shows the fair values of financial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2018
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	5.1	*		45,460	0
Financial Assets at Fair Value through Profit or Loss	5.2	1		0	44,581
Other Financial Assets at Amortized Cost	5.2	*		268,923	0
Accounts Receivable	5.3	*		17,733	0
Other Receivables
thereof Financial Assets		*		81
thereof Forward Exchange Contracts used for Hedging	5.4	2		0	66
Current Assets				332,197	44,647
Other Financial Assets at Amortized Cost, Net of Current Portion	5.2	2		95,749	0
Shares at Fair Value through Other Comprehensive Income	5.8	3		0	0
Prepaid Expenses and Other Assets, Net of Current Portion	5.9
thereof Non-Financial Assets		n/a	2,271
thereof Restricted Cash		2		711	0
Non-current Assets			2,271	96,460	0

Total			2,271	428,657	44,647

Accounts Payable and Accruals	6.1	*		0	0
Current Liabilities				0	0
Convertible Bonds – Liability Component		2		0	0
Non-current Liabilities				0	0

Total				0	0

* Declaration waived in accordance with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	45,460	*
0	0	0	44,581	44,581
0	0	0	268,923	*
0	0	0	17,733	*
			147
			81	*
0	0	0	66	66
0	0	0	376,844
0	0	0	95,749	95,749
232	0	0	232	0
			2,982
			2,271	n/a
0	0	0	711	701
232	0	0	98,963

232	0	0	475,807

0	(44,761)	0	(44,761)	*
0	(44,761)	0	(44,761)
0	(72)	0	(72)	(72)
0	(72)	0	(72)

0	(44,833)	0	(44,833)

December 31, 2017
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Loans and Receivables
Cash and Cash Equivalents	5.1	*		76,589
Available-for-sale Financial Assets	5.2	1		0
Financial Assets classified as Loans and Receivables	5.2	*		149,059
Accounts Receivable	5.3	*		11,234
Other Receivables	5.4	*		85
Prepaid Expenses and Other Current Assets
thereof Non-Financial Assets		n/a	15,788
thereof Restricted Cash	5.5	*		432
Current Assets			15,788	237,399
Prepaid Expenses and Other Assets, Net of Current Portion	5.9
thereof Non-Financial Assets		n/a	2,643
thereof Restricted Cash		2		701
Non-current Assets			2,643	701

Total			18,431	238,100

Accounts Payable and Accruals	6.1	*		0
Other Provisions
thereof Non-Financial Liabilities		n/a	(886)
thereof Forward Exchange Contracts used for Hedging		2		0
Current Liabilities			(886)	0
Convertible Bonds – Liability Component		2		0
Non-current Liabilities				0

Total			(886)	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments carrying amount is a reasonable approximation of fair value.

Available-for-sale	Other Financial Liabilities	Total Carrying Amount	Fair value
0	0	76,589	*
86,538	0	86,538	86,538
0	0	149,059	*
0	0	11,234	*
0	0	85	*
		16,220
		15,788	n/a
0	0	432	*
86,538	0	339,725
		3,344
		2,643	n/a
0	0	701	701
0	0	3,344

86,538	0	343,069

0	(44,812)	(44,812)	*
		(1,186)
		(886)	n/a
0	(300)	(300)	(300)
0	(45,112)	(45,998)
0	(88)	(88)	(88)
0	(88)	(88)

0	(45,200)	(46,086)

2.4	IMPAIRMENTS

2.4.1	FINANCIAL INSTRUMENTS

As of January 1, 2018, the Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost, namely term deposits with fixed and variable interest rates as well as corporate bonds. The impairment method applied depends on whether there has been a significant increase in credit risk. If, at the reporting date, the credit risk of a financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to twelve-month expected credit losses (Level 1). In case the credit risk of a financial instrument has increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to the lifetime expected credit losses. The Group currently classifies an increase in credit risk on debt instruments as significant if the premium on a counterparty credit default swap exceeds 100 basis points at the reporting date (Level 2). If there is an objective indication of impairment, the interest received must also be adjusted so that as of that date the interest is accrued on the basis of the net carrying amount (carrying amount less risk provisions) of the financial instrument (Level 3).

Objective evidence of a financial instrument’s impairment may arise from material financial difficulties of the issuer or the borrower, a breach of contract such as a default or delay in interest or principal payments, an increased likelihood of insolvency or other remediation process, or from the disappearance of an active market for a financial asset due to financial difficulties.

Financial instruments are derecognized when it can be reasonably expected that they will not be recovered and when one of the objective evidences occurs. Impairment of financial intruments is reported under impairment losses on financial assets.

2.4.2	RECEIVABLES

In the case of accounts receivable, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from the initial recognition of the receivables (Level 2). In the case of insufficient reason to expect recovery, the expected loss shall be calculated as the difference between the gross carrying amount and the present value of the expected cash flows discounted at the original effective interest rate (Level 3). An indicator that there is insufficient reason to expect recovery includes a situation, among others, when internal or external information indicates that the Group will not fully receive the contractual amounts outstanding.

All accounts receivable were aggregated to measure the expected credit losses as they all share the same credit risk characteristics. All accounts receivable are currently due from customers in the same industry and are therefore exposed to the same credit risks. The impairment is determined on the basis of the premium for an industry credit default swap. In the event that accounts receivable cannot be grouped together, they are measured individually.

Accounts receivable are derecognized when it can be reasonably expected that they will not be recovered. Impairment of accounts receivable is reported under other expenses. If in subsequent periods amounts are received that were previously impaired, these amounts are recognized in other income.

2.4.3	NON-FINANCIAL ASSETS

The carrying amounts of the Group’s non-financial assets and inventories are reviewed at each reporting date for any indication of impairment. The non-financial asset’s recoverable amount and inventories’ net realizable value is estimated if such indication exists. For goodwill and intangible assets that have indefinite useful lives or are not yet available for use, the recoverable amount is estimated at the same time each year, or on an interim basis, if required. Impairment is recognized if the carrying amount of an asset or the cash-generating unit (CGU) exceeds its estimated recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value-in-use or its fair value less costs of disposal. In assessing value-in-use, the estimated future pre-tax cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purposes of impairment testing, assets that cannot be tested individually are grouped into the smallest group of assets that generates cash flows from ongoing use that are largely independent of the cash flows of other assets or CGUs. A ceiling test for the operating segment must be carried out for goodwill impairment testing. CGUs that have been allocated goodwill are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination may be allocated to groups of CGUs that are expected to benefit from the combination’s synergies.

The Group’s corporate assets do not generate separate cash flows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and are tested for impairment as part of the impairment testing of the CGU that was allocated the corporate asset.

Impairment losses are recognized in profit or loss. Goodwill impairment cannot be reversed. For all other assets, impairment recognized in prior periods is assessed on each reporting date for any indications that the losses decreased or no longer exist. Impairment is reversed when there has been a change in the estimates used to determine the recoverable amount. Impairment losses can only be reversed to the extent that the asset’s carrying amount does not exceed the carrying amount net of depreciation or amortization that would have been determined if an impairment had not been recognized.

2.5	ADDITIONAL INFORMATION

2.5.1	KEY ESTIMATES AND ASSUMPTIONS

Estimates and judgments are continually evaluated and based on historical experience and other factors that include expectations of future events that are believed to be realistic under the prevailing circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting-related estimates will, by definition, seldom correspond to the actual results. The estimates and assumptions that carry a significant risk of causing material adjustments to the carrying amounts of assets and liabilities in the next financial year are addressed below.

REVENUE

Revenues from milestones, royalties and contracts with multiple performance obligations are subject to assumptions regarding probabilities of occurrence and individual selling prices within the scope of the accounting and measurement principles explained in Note 2.7.1.

FINANCIAL ASSETS

Impairment losses on financial assets in the form of debt instruments and accounts receivable are based on assumptions about credit risk. The Group exercises discretion in making these assumptions and in selecting the inputs to calculate the impairment based on past experience, current market conditions and forward-looking estimates at the end of each reporting period.

IN-PROCESS R&D PROGRAMS AND GOODWILL

The Group performs an annual review to determine whether in-process R&D programs or goodwill is subject to impairment in accordance with the accounting policies discussed in Item 2.4.3. The recoverable amounts from in-process R&D programs and cash-generating units have been determined using value-in-use calculations and are subjected to a sensitivity analysis. These calculations require the use of estimates (see Items 5.7.3 and 5.7.5 in the Notes).

INCOME TAXES

The Group is subject to income taxes in a number of tax jurisdictions. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. To the extent necessary, possible tax risks are taken into account in the form of provisions.

Deferred tax assets on tax loss carryforwards are recognized based on the expected business performance of the relevant Group entity. For details on tax loss carryforwards and any recognized deferred tax assets, please refer to Item 4.4 in the Notes.

2.5.2	CAPITAL MANAGEMENT

The Management Board’s policy for capital management is to preserve a strong and sustainable capital base in order to maintain the confidence of investors, business partners, and the capital market and to support future business development. As of December 31, 2018, the equity ratio was 90.6% (December 31, 2017: 86.3%; see also the following overview). The Group does not currently have any financial liabilities.

Under the respective incentive plans resolved by the Annual General Meeting, the Management Board and employees may participate in the Group’s performance through long-term performance-related remuneration consisting of convertible bonds issued in 2013 and stock option plans (SOP) set up in 2017 and 2018. MorphoSys also established Long-Term Incentive plans (LTI plan) in 2014, 2015, 2016, 2017 and 2018. These programs are based on the performance-related issue of shares, or “performance shares”, which are granted when certain predefined success criteria have been achieved and the vesting period has expired (for more information, please refer to Item 7.3 in the Notes). There were no changes in the Group’s approach to capital management during the year.

in 000’ €	12/31/2018	12/31/2017
Stockholders’ Equity	488,373	358,671
In % of Total Capital	90.6%	86.3%
Total Liabilities	50,391	56,727
In % of Total Capital	9.4%	13.7%

Total Capital	538,764	415,398

2.6	USE OF INTEREST RATES FOR MEASUREMENT

The Group uses interest rates to measure fair value. When calculating share-based payment, MorphoSys uses the interest rate on four-year German government bonds on the date the share-based payment was granted.

2.7	ACCOUNTING POLICIES APPLIED TO LINE ITEMS OF PROFIT OR LOSS

2.7.1	REVENUES AND REVENUE RECOGNITION

As of January 1, 2018, the Group has adopted IFRS 15, the new accounting standard governing revenue recognition, using the modified retrospective method.

The application of IFRS 15 requires a five-stage approach:

•	Identification of the contract

•	Identification of performance obligations

•	Determination of the transaction price

•	Allocation of the transaction price

•	Revenue recognition

The Group’s revenues typically include license fees, milestone payments, service fees, and royalties.

LICENSE FEES AND MILESTONE PAYMENTS

The Group recognizes revenues from license fees for intellectual property (IP) both at a point in time and over a period of time. An assessment needs to be made as to whether such a license represents a right to use (at a point in time) or a right to access (over time). Revenue for a right to use a license is recognized by the Group when the customer can use the IP and benefit from it as well as when the license term begins, e.g. for outlicensing of a drug candidate or technology without any further obligations for the Group. A license is treated as a right to access if the Group will undertake activities that significantly affect the IP during the license term, and the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from right to access licenses are recognized linear over the license term.

Milestone payments for research and development are contingent upon occurrence of a future event and represent variable consideration. The Group determines that at contract inception the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered to be the most predictive for the outcome, since the outcome is binary, such as achieving a certain success in clinical development (or not). The Group will recognize milestone payments as revenue when it is highly unlikely that there will be a material reversal of cumulative revenue in future periods.

Sales-based milestone payments included in contracts for licenses of IP are considered by the Group to be sales-based license fees because they are solely determined by sales of an approved drug. Accordingly, such milestones are recognized as revenue once sales of such drug occur or later if the performance obligation has not been fulfilled.

SERVICE FEES

Service fees for the assignment of personnel in research and development collaborations are recognized as revenues in the period the services are provided. In case a Group company acts as agent, revenues are recognized on a net basis.

ROYALTIES

With regard to royalties (income based on a percentage of sales of a marketed product), the same revenue recognition principles apply as for sales-based milestones as described above.

AGREEMENTS WITH MULTIPLE PERFORMANCE OBLIGATIONS

A Group company may enter into agreements with multiple performance obligations that include both licenses and services. In such cases, it has to be assessed as to whether the license is distinct from services (or other performance obligations) provided under the same agreement. The transaction price is allocated to separate performance obligations based on the relative stand-alone selling price of the performance obligations in the agreement. The Group company estimates stand-alone selling prices for non-individually sold goods and services on the basis of comparable transactions with other customers. A residual approach is used as a method to estimate the stand-alone selling price when the selling price for a good or service is highly variable or uncertain.

PRINCIPLE-AGENT RELATIONSHIPS

In agreements involving two or more independent parties that contribute to the provision of a specific good or service to a customer, a Group company assesses as to whether it has promised to provide the specific good or service itself (the company acting as a principal) or to arrange for this specific good or service to be provided by another party (the company acting as an agent). Depending on the result of this assessment, the Group company records revenues on a gross (principal) or net (agent) basis. A Group company is an agent and recognizes revenue on a net basis if its obligation is to arrange for another party to provide goods or services, i.e., the Group company does not control the specified good or service before it is transferred to the customer. Indicators to assist a company in determining whether it does not control the good or service before it is provided to a customer, and is therefore an agent, include, but are not limited to, the following criteria:

•	Another party is primarily responsible for fulfilling the contract.

•	The company does not have inventory risk.

•	The company does not have discretion in establishing the price.

No single indicator is determinative or weighted more heavily than other indicators. However, some indicators may provide stronger evidence than others, depending on the individual facts and circumstances. A Group company’s control needs to be substantive, so obtaining legal title of a good or service only momentarily before it is transferred to the customer does not necessarily indicate that a Group company is a principal. In general, the assessment whether a Group company is acting as a principal or as an agent in a transaction requires significant judgement.

Based on the relevant facts and circumstances, the assessment of an agreement may lead to the conclusion that the counterparty is a cooperation partner or partner rather than a customer, meaning the agreement does not fall in the scope of IFRS 15 because the parties equally share the risks of co-developing a drug and the future profits from the marketing of the approved drug.

REVENUE RECOGNITION THROUGH DECEMBER 31, 2017

The group applied the revenue recognition principles of IAS 18 Revenue through December 31, 2017.

The Group’s revenue included license fees, milestone payments and service fees in 2017 and 2016. Under IAS 18.9, revenues were measured at fair value of the consideration received or receivable. In accordance with IAS 18.20b, revenues were recognized only to the extent that it was sufficiently probable that the Company will have received the economic benefits associated with the transaction.

LICENSE FEES AND MILESTONE PAYMENTS

Revenues related to non-refundable fees for providing access to technologies, fees for the use of technologies and license fees were recognized immediately and in full, if all IAS 18.14 criteria were met. Specifically, when significant risks and rewards of a license ownership have transferred to the customer and a Group company does not retain any continuing managerial involvement or effective control. In case these criteria were not met, revenues were recognized on a straight-line basis over the period of the agreement unless a more appropriate method of revenue recognition was available. The period of the agreement usually corresponded to the contractually agreed term of the research project or, in the case of contracts without an agreed project term, the expected term of the collaboration. Revenues from milestone payments were recognized upon achievement of certain contractual criteria.

SERVICE FEES

Service fees from research and development collaborations were recognized in the period the services were provided.

Discounts that were likely to be granted and whose amount could be reliably determined were recognized as a reduction in revenue at the time of revenue recognition. The timing of the transfer of risks and rewards varied depending on the terms of the sales contract. In accordance with IAS 18.21 and 18.25, revenue from multiple-component contracts was recognized by allocating the total consideration to the separately identifiable components based on their respective fair values and by applying IAS 18.20. The applicable revenue recognition criteria were assessed separately for each component.

2.7.2	OPERATING EXPENSES

COST OF SALES

Cost of sales is recognized as an expense in the period in which the associated revenue accrues. This line item currently includes personnel expenses only.

RESEARCH AND DEVELOPMENT

Research costs are expensed in the period in which they occur. Development costs are generally expensed as incurred in accordance with IAS 38.5 and IAS 38.11 to 38.23. Development costs are recognized as an intangible asset when the criteria of IAS 38.21 (probability of expected future economic benefits, reliability of cost measurement) are met and if the Group can provide proof under IAS 38.57.

This line item contains personnel expenses, consumables supplies, other operating expenses, impairment charges, amortization and other costs of intangible assets (additional information can be found under Item 5.7 in the Notes), costs for external services and depreciation and other costs for infrastructure.

SELLING

The item includes personnel expenses, consumables, operating costs, amortization of intangible assets (software; further details in Item 5.7 of the Notes), costs for external services, infrastructure costs and depreciation.

GENERAL AND ADMINISTRATIVE

This line item contains personnel expenses, consumable supplies, other operating expenses, amortization of intangible assets (software; additional information can be found under Item 5.7 in the Notes), expenses for external services and depreciation and other costs for infrastructure.

PERSONNEL EXPENSES RESULTING FROM STOCK OPTIONS

The Group applies the provisions of IFRS 2 “Share-based Payment”, which require the Group to spread compensation expenses from the estimated fair values of share-based payments on the reporting date over the period in which the beneficiaries provide the services which triggered the granting of the share-based payments.

IFRS 2 “Share-based Payment” requires the consideration of the effects of share-based payments if the Group acquires goods or services in exchange for shares or stock options (“settlement in equity instruments”) or other assets that represent the value of a specific number of shares or stock options (“cash settlement”). The key impact of IFRS 2 on the Group is the personnel expense resulting from the use of an option pricing model in relation to share-based incentives for the Management Board and employees d. Additional information can be found under Items 7.1, 7.2, 7.3 and 7.4 in the Notes.

OPERATING LEASE PAYMENTS

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. According to SIC-15, all incentive agreements in the context of operating leases are recognized as an integral part of the net consideration agreed for the use of the leased asset. The total amount of income from incentives is recognized as a reduction in lease expenses on a straight-line basis over the term of the lease.

All of the Group’s lease agreements are classified exclusively as operating leases. The Group did not engage in any finance lease arrangements.

2.7.3	OTHER INCOME

In addition to government grants, other income primarily included currency gains from operating activities and income related to the Company’s canteen.

GOVERNMENT GRANTS

Grants, not repayable, received from government agencies to fund specific research and development projects are recognized in profit or loss in the separate line item “other income” to the extent that the related expenses have already occurred. Under the terms of the grants, government agencies generally have the right to audit the use of the funds granted to the Group.

Basically, government grants are cost subsidies, and their recognition through profit or loss is limited to the corresponding costs.

When the repayment of cost subsidies depends on the success of the development project, these cost subsidies are recognized as other liabilities until success has been achieved. If the condition for repayment is not met, then the grant is recognized under “other income”.

No payments were granted in the 2018, 2017 and 2016 financial year that are required to be classified as investment subsidies.

2.7.4	OTHER EXPENSES

The line item “other expenses” consisted mainly of currency losses from the operating business.

2.7.5	FINANCE INCOME AND FINANCE EXPENSES

Gains and losses arising from changes in fair value, as well as interest effects from the application of the effective interest method to financial assets are recognized in profit or loss when incurred.

2.7.6	INCOME TAX EXPENSES/BENEFIT

Income taxes consist of current and deferred taxes and are recognized in profit or loss unless they relate to items recognized directly in equity.

Current taxes are the taxes expected to be payable on the year’s taxable income based on prevailing tax rates on the reporting date and any adjustments to taxes payable in previous years.

The calculation of deferred taxes is based on the balance sheet liability method that refers to the temporary differences between the carrying amounts of assets and liabilities and the amounts used for taxation purposes. The method of calculating deferred taxes depends on how the assets’ carrying amount is expected to be realized and how the liabilities will be repaid. The calculation is based on the prevailing tax rates or those adopted on the reporting date.

Deferred tax assets are offset against deferred tax liabilities if the taxes are levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities.

Deferred tax assets are recognized only to the extent that it is likely that there will be future taxable income to offset. Deferred tax assets are reduced by the amount that the related tax benefit is no longer expected to be realized.

2.7.7	EARNINGS PER SHARE

The Group reports basic and diluted earnings per share under consideration of IAS 33.41. Basic earnings per share is computed by dividing the net profit or loss attributable to parent company shareholders by the weighted-average number of ordinary shares outstanding during the reporting period. Diluted earnings per share is calculated in the same manner with the exception that the net profit or loss attributable to parent company shareholders and the weighted-average number of ordinary shares outstanding are adjusted for any dilutive effects resulting from stock options and convertible bonds granted to the Management Board and employees.

In 2018, 2017 and 2016, diluted earnings per share equaled basic earnings per share. The effect of 120,214 potentially dilutive shares in 2018 (2017: 87,904 dilutive shares; 2016: 99,764 dilutive shares) resulting from stock options and convertible bonds granted to the Management Board, the Senior Management Group and employees of the Company who are not members of the Senior Management Group, has been excluded from the diluted earnings per share because it would result in a decrease in the loss per share and should therefore not be treated as dilutive.

The 52,930 stock options not yet vested as of December 31, 2018 are not included in the calculation of potentially dilutive shares, as they are anti-dilutive for the 2018 fiscal year. These shares could possibly have a dilutive effect in the future.

2.8	ACCOUNTING POLICIES APPLIED TO THE ASSETS OF THE BALANCE SHEET

2.8.1	LIQUIDITY

CLASSIFICATION

As of January 1, 2018, the Group classifies its financial assets (debt instruments) in the following measurement categories: those that are subsequently measured at fair value (either through other comprehensive income or profit or loss) and those that are measured at amortized cost. The classification depends on the Company’s business model with respect to the management of the financial assets and the contractual cash flows. For assets measured at fair value, gains and losses are recognized either within other comprehensive income or profit or loss. The Group only reclassifies debt instruments when the business model for managing such assets changes.

The Group regards all cash at banks and on hand and all short-term deposits with a maturity of three months or less as cash and cash equivalents. The Group invests most of its cash and cash equivalents at several major financial institutions: Commerzbank, UniCredit, BayernLB, LBBW, BNP Paribas, Deutsche Bank, Sparkasse, Rabobank and Bank of America Merrill Lynch.

Guarantees granted for rent deposits and obligations from convertible bonds issued to employees are recorded under other assets as restricted cash since they are not available for use in the Group’s operations.

RECOGNITION AND DERECOGNITION

A purchase or sale of financial assets in a manner that is customary for the market is recognized as of the trade date, which is the date on which the Group commits to buying or selling the asset. Financial assets are derecognized when the claims to receive cash flows from the financial assets expire or have been transferred, and the Group has transferred substantially all the risks and rewards of ownership.

MEASUREMENT

Upon initial recognition, the Group measures a financial asset at fair value plus transaction costs directly attributable to the acquisition of that asset when a financial asset is not subsequently measured at fair value in profit or loss. Transaction costs of financial assets measured at fair value through profit or loss are recognized as expenses in profit or loss.

The subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the asset’s cash flow characteristics. The Group classifies its debt instruments in one of the following measurement categories.

Assets that are held in order to collect the contractual cash flows and for which these cash flows represent only interest and principal payments are measured at amortized cost. Interest income from these financial assets is recognized in finance income using the effective interest method. Gains or losses on derecognition are recognized directly in profit or loss and recorded in the finance result. Impairment losses are recognized as a separate line item in profit or loss.

Assets that are held to collect the contractual cash flows and to sell the financial assets and where the cash flows represent solely principle and interest payments are measured at fair value through other comprehensive income. Changes in the carrying amount are recognized in other comprehensive income, with the exception of impairment losses and income from the reversal of impairment, interest income, and foreign currency gains and losses, which are recognized in profit or loss. Upon derecognition of the financial asset, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss and is recorded in the finance result. Interest income from these financial assets is reported in finance income using the effective interest method. Foreign exchange gains and losses are shown under other income/expenses, and impairment losses are included in a separate line item in profit or loss.

Assets that do not meet the criteria of the categories at amortized cost or at fair value through other comprehensive income are allocated to the category at fair value through profit or loss. Gains or losses on a debt instrument that is subsequently measured at fair value through profit or loss, are recognized on a net basis in the finance result in the period in which they occur.

DERIVATIVES

The Group uses derivatives to hedge its foreign exchange risk and cash flows. The use of derivatives is subject to a Group policy approved by the Management Board, which sets out a written guideline on the use of derivatives. According to the Group’s hedging policy, only highly probable future cash flows and clearly identifiable receivables that can be collected within a twelve-month period are hedged.

Derivatives are initially recognized at fair value at the time of the conclusion of a derivative transaction and subsequently remeasured at fair value at the end of each reporting period. Changes in the fair value of a derivative instrument that are not accounted for as a hedging relationship are recognized directly in the finance result in profit or loss.

MorphoSys did not apply hedge accounting under IAS 39 as at December 31, 2017, nor during the year 2018, therefore IFRS 9 has no impact on the recognition of hedging relationships.

2.8.2	ACCOUNTS RECEIVABLE, INCOME TAX RECEIVABLES AND OTHER RECEIVABLES

Accounts receivable are measured at amortized cost less any impairment using the simplified impairment model (see Items 2.3.1, 2.4.2 and 5.3 in the Notes).

Income tax receivables mainly include receivables due from tax authorities in the context of capital gain taxes withheld.

Other non-derivative financial instruments are measured at amortized cost using the effective interest method.

2.8.3	INVENTORIES

Inventories are measured at the lower value of production or acquisition cost and net realizable value under the first-in first-out method. Acquisition costs comprise all costs of purchase and those incurred in bringing the inventories into operating condition while taking into account purchase price reductions, such as bonuses and discounts. Net realizable value is the estimated selling price less the estimated expenses necessary for completion and sale. Inventories are divided into the categories of raw materials and supplies.

2.8.4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses include expenses resulting from an outflow of liquid assets prior to the reporting date that are only recognized as expenses in the subsequent financial year. Such expenses usually involve maintenance contracts, sublicenses and upfront payments for external laboratory services not yet performed. Other current assets primarily consist of receivables towards tax authorities from input tax surplus resulting from value-added taxes, combination compounds and receivables from upfront payments. This item is recognized at nominal value.

2.8.5	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is recorded at historical cost less accumulated depreciation (see Item 5.6 in the Notes) and any impairment (see Item 2.4.3 in the Notes). Historical cost includes expenditures directly related to the purchase at the time of the acquisition. Replacement purchases, building alterations and improvements are capitalized while repair and maintenance expenses are charged as expenses as they are incurred. Property, plant and equipment is depreciated on a straight-line basis over its estimated useful life (see table below). Leasehold improvements are depreciated on a straight-line basis over the lesser of the asset’s estimated useful life or the remaining term of the lease.

Asset Class	Useful Life	Depreciation Rates
Computer Hardware	3 years	33%
Low-value Laboratory and Office Equipment between € 250 and € 800	Immediately	100%
Permanent Improvements to Property/Buildings	10 years	10%
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if appropriate.

Borrowing costs that can be directly attributed to the acquisition, construction or production of a qualifying asset are not included in the acquisition or production costs because the Group finances the entire operating business with equity.

2.8.6	INTANGIBLE ASSETS

Purchased intangible assets are capitalized at acquisition cost and exclusively amortized on a straight-line basis over their useful lives. Internally generated intangible assets are recognized to the degree the recognition criteria set out in IAS 38 are met.

Development costs are capitalized as intangible assets when the capitalization criteria described in IAS 38 have been met, namely, clear specification of the product or procedure, technical feasibility, intention of completion, use, commercialization, coverage of development costs through future free cash flows, reliable determination of these free cash flows and availability of sufficient resources for completion of development and sale. Amortization of intangible assets is recorded in research and development expenses.

Expenses to be classified as research expenses are allocated to research and development expenses as defined by IAS 38.

Subsequent expenditures for capitalized intangible assets are capitalized only when they substantially increase the future economic benefits of the specific asset to which they relate. All other expenditures are expensed as incurred.

PATENTS

Patents obtained by the Group are recorded at acquisition cost less accumulated amortization (see below) and any impairment (see Item 2.4.3 in the Notes). Patent costs are amortized on a straight-line basis over the lower of the estimated useful life of the patent (ten years) or the remaining patent term. Amortization starts when the patent is issued. Technology identified in the purchase price allocation for the acquisition of Sloning BioTechnology GmbH is recorded at the fair value at the time of acquisition, less accumulated amortization (useful life of ten years).

LICENSE RIGHTS

The Group has acquired license rights from third parties by making upfront license payments, paying annual fees to maintain the license and paying fees for sublicenses. The Group amortizes upfront license payments on a straight-line basis over the estimated useful life of the acquired license (eight to ten years). The amortization period and method are reviewed at the end of each financial year in accordance with IAS 38.104. Annual fees to maintain a license are amortized over the term of each annual agreement. Sublicense fees are amortized on a straight-line basis over the term of the contract or the estimated useful life of the collaboration for contracts without a set duration.

IN-PROCESS R&D PROGRAMS

This line item contains capitalized upfront payments from the in-licensing of compounds for the Proprietary Development segment, as well as milestone payments for these compounds subsequently paid as milestones were achieved. Additionally, this line item also includes compounds or antibody programs resulting from acquisitions. The assets are recorded at acquisition cost and are not yet available for use and therefore not subject to scheduled amortization. The assets are tested for impairment annually or in case of triggering events, as required by IAS 36.

SOFTWARE

Software is recorded at acquisition cost less accumulated amortization (see below), and any impairment (see Item 2.4.3 in the Notes). Amortization is recognized in profit or loss on a straight-line basis over the estimated useful life of three to five years. Software is amortized from the date the software is operational.

GOODWILL

Goodwill is recognized for expected synergies from business combinations and the skills of the acquired workforce. Goodwill is tested annually for impairment as required by IAS 36 (see Item 5.7.5 in the Notes).

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
License Rights	8 - 10 years	13%-10%
In-process R&D Programs	Not yet amortized, Impairment Only	-
Software	3 - 5 years	33%-20%
Goodwill	Impairment Only	-

2.8.7	INVESTMENTS AT FAIR VALUE, WITH CHANGES RECOGNIZED IN OTHER COMPREHENSIVE INCOME

The investment in adivo GmbH is accounted for as an equity instrument at fair value. Changes in fair value are recognized in other comprehensive income. This was irrevocably determined when the investment was first recognized. This investment is a strategic financial investment, and the Group considers this classification to be more meaningful. If the investment is derecognized, no subsequent reclassification of gains or losses to profit or loss will occur. Dividends from this investment are recognized in profit or loss when there is a justified right to receive payment.

2.8.8	PREPAID EXPENSES AND OTHER ASSETS, NET OF CURRENT PORTION

The non-current portion of expenses that occurred prior to the reporting date, but are to be recognized in subsequent financial years is recorded in prepaid expenses. This line item contains maintenance contracts and sublicenses.

This line item also includes other non-current assets, which are recognized at fair value. Other non-current assets consist mainly of restricted cash, such as rent deposits.

2.9	ACCOUNTING POLICIES APPLIED TO EQUITY AND LIABILITY ITEMS OF THE BALANCE SHEET

2.9.1	ACCOUNTS PAYABLE, OTHER LIABILITIES AND OTHER PROVISIONS

Accounts payable and other liabilities are initially recognized at fair value and subsequently at amortized cost using the effective interest method. Liabilities with a term of more than one year are discounted to their net present value. Liabilities with uncertain timing or amount are recorded as provisions.

IAS 37 requires the recognition of provisions for obligations to third parties arising from past events. Furthermore, provisions are only recognized for legal or factual obligations to third parties if the event’s occurrence is more likely than not. Provisions are recognized at the amount required to settle the respective obligation and discounted to the reporting date if the interest effect is material. The amount required to meet the obligation also includes expected price and cost increases. The interest portion of other provisions is recorded in the finance result. The measurement of provisions is based on past experience and considers the circumstances in existence on the reporting date.

The Group has entered into various research and development contracts with research institutions and other companies. These agreements are generally cancelable, and related costs are recorded as research and development expenses as incurred. The Group records accruals for estimated ongoing research costs that have been incurred. When evaluating the adequacy of the accruals, the Group analyzes the progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Group’s estimates. The Group’s historical accrual estimates have not been materially different from the actual costs.

2.9.2	TAX PROVISIONS

Tax liabilities are recognized and measured at their nominal value. Tax liabilities contain obligations from current taxes, excluding deferred taxes. Provisions for trade taxes, corporate taxes and similar taxes on income are determined based on the taxable income of the consolidated entities less any prepayments made.

2.9.3	CURRENT PORTION OF CONTRACT LIABILITIES

Upfront payments from customers for services to be rendered by the Group and revenue that must be recognized over a period of time in accordance with IFRS 15.35 are deferred and measured at the nominal amount of cash received. The corresponding rendering of services and revenue recognition is expected to occur within a twelve-month period following the reporting date. Prior to December 31, 2017, this item was recognized as deferred revenue.

2.9.4	CONTRACT LIABILITIES, NET OF CURRENT PORTION

This line item includes the non-current portion of deferred upfront payments and income from customers that is required to be recognized over a period of time in accordance with IFRS 15.35. These are measured at the nominal amount of cash received. Prior to December 31, 2017, this item was reported as deferred revenue, net of current portion.

2.9.5	CONVERTIBLE BONDS DUE TO RELATED PARTIES

The Group had issued convertible bonds to the Group’s Management Board and employees. In accordance with IAS 32.28, the equity component of a convertible bond must be credited separately in additional paid-in capital. The equity component is determined by deducting the separately determined amount of the liability component from the fair value of the convertible bond. The debit effect of the equity component is recognized in profit or loss in personnel expenses from share-based payments, whereas the effect on profit or loss from the liability component is recognized as interest expense. The Group applies the provisions of IFRS 2 “Share-based Payment” for all convertible bonds granted to the Management Board and the Group’s employees.

2.9.6	DEFERRED TAXES

The recognition and measurement of deferred taxes are based on the provisions of IAS 12. Deferred tax assets and liabilities are calculated using the liability method, which is common practice internationally. Under this method, taxes expected to be paid or recovered in subsequent financial years are based on the applicable tax rate at the time of recognition.

Deferred tax assets and liabilities are recorded separately in the balance sheet and take into account the future tax effect resulting from temporary differences between values in the balance sheet for assets, liabilities as well as for tax loss carryforwards.

Deferred tax assets are offset against deferred tax liabilities if the taxes are levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Pursuant to IAS 12, deferred tax assets and liabilities may not be discounted.

2.9.7	OTHER LIABILITIES

The line item “other liabilities” consists of a deferred amount related to rent-free periods as agreed. The corresponding reduction of these liabilities over the minimum rent period is calculated based on the effective interest method. Other liabilities are discounted due to their long-term maturities at an interest rate equivalent to the rent term.

2.9.8	STOCKHOLDERS’ EQUITY

COMMON STOCK

Ordinary shares are classified as stockholders’ equity. Incremental costs directly attributable to the issue of ordinary shares and stock options are recognized as a deduction from stockholders’ equity.

TREASURY STOCK

Repurchases of the Company’s own shares at prices quoted on an exchange or at market value are recorded in this line item as a deduction from common stock.

When common stock that is recorded as stockholders’ equity is repurchased, the amount of consideration paid, including directly attributable costs, is recognized as a deduction from stockholders’ equity net of taxes and is classified as treasury shares. When treasury shares are subsequently sold or reissued, the proceeds are recognized as an increase in stockholders’ equity, and any difference between the proceeds from the transaction and the initial acquisition costs is recognized in additional paid-in capital.

The allocation of treasury shares to beneficiaries under Long-Term Incentive plans (in this case: performance shares) is reflected in this line item based on the set number of shares to be allocated after the expiration of the four-year vesting period (quantity structure) multiplied by the weighted-average purchase price of the treasury shares (value structure). The adjustment is carried out directly in equity by reducing the line item treasury stock, which is a deduction from common stock, while simultaneously reducing additional paid-in capital. Further information can be found in Items 7.3.1 and 7.3.2 in the Notes.

ADDITIONAL PAID- IN CAPITAL

Additional paid-in capital mainly consists of personnel expenses resulting from the grant of stock options, convertible bonds and performance shares and the proceeds from newly created shares in excess of their nominal value.

REVALUATION RESERVE

The revaluation reserve mainly consisted of unrealized gains and losses on available-for-sale financial assets that were measured directly in equity until they were sold. Starting with the application of IFRS 9 as of January 1, 2018, the reporting of this reserve is no longer required.

OTHER COMPREHENSIVE INCOME RESERVE

The item “other comprehensive income reserve” includes changes in the fair value of equity instruments that are recognized in other comprehensive income and foreign exchange differences that are not recognized in profit or loss.

ACCUMULATED INCOME/DEFICIT

The “accumulated income/deficit” line item consists of the Group’s accumulated consolidated net profits/losses. A separate measurement of this item is not made.